Employee benefit plans - Defined contribution plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Contribution expense	$ 30.0	$ 33.4	$ 31.4